Investment properties - Lease payments expected to be received in the future under lease contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 1,876,827	₩ 1,236,814
Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	34,572	42,847
Within a year | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	12,368	13,769
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	526,899	347,539
More than 1 year and within 2 years | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	8,481	10,770
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	420,244	262,176
More than 2 years and within 3 years | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	5,320	7,743
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	275,080	170,391
More than 3 years and within 4 years | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	3,201	5,009
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	86,606	79,555
More than 4 years and within 5 years | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	2,634	2,953
More than 5 years | Investment property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments expected to be received in the future under lease contracts	₩ 2,568	₩ 2,603